Summary of Significant Accounting Policies	6 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE, and subsidiaries of its VIE. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible asset, impairment of long-lived assets, deferred cost, and valuation for deferred tax assets. Actual results could differ from those estimates.

Recent accounting pronouncements

Recently issued Accounting Standards Updates (“ASUs”) by the FASB are not expected to have a significant impact on the Company’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.